Share Based Compensation (Details) $ / shares in Units, $ in Thousands			1 Months Ended					12 Months Ended
	Nov. 02, 2021 shares	Aug. 12, 2021 shares	Mar. 16, 2021 $ / shares shares	Feb. 21, 2021	Dec. 20, 2020 shares	Dec. 17, 2020 $ / shares	Apr. 20, 2020 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 ₪ / shares
Share Based Compensation (Details) [Line Items]
Granted options								535,953
Granted shares outstanding								2,953,901
Vested shares								695,283
Total ordinary shares							478,747
Grant option, description								The exercise price per share to 123,719 and 355,029 options was USD 0.0029 (AUD 0.052) and USD 2.67 (AUD 4.2), respectively. The vesting period is up to 3 years from the grant date, according to the various vesting periods: from an immediate one and up to 3 years. Contractual life of the options under the Plan is 10 years. The options were granted under section 102 of the Israeli Tax Ordinance which enables the employee to pay 25% of capital gain tax upon exercise. In October 2020, 73,380 options were canceled.
Exercise price per share | (per share)						$ 0.37			₪ 0.37
Grand total option					56,653
Vesting period								3 years
Contractual life								10 years
Capital gain tax	25.00%		25.00%					25.00%
Non-tradable shares options, description				the Company’s board of directors approved a grant of 13,605 non-tradable shares options which are exercisable to 13,605 Ordinary shares to employees and a total of 21,768 share options which are exercisable to 21,768 Ordinary shares to consultants. The vesting period is three years commencing on the grant date. The exercise price per share was NIS 0.37($0.12). The contractual life of the options under the Plan is ten years. The options to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.On March 16, 2021, the Company’s board of directors approved a grant of 81,633 non-tradable shares options to a director, which are exercisable to 81,633 Ordinary shares. The share options vesting period is up to three years from the grant date. The exercise price per share was NIS 0.37 ($0.12). The contractual life of the options under the Plan is ten years.
Exercisable ordinary shares			81,633
Vesting period			3 years
Exercise price per share (in Dollars per share) | $ / shares			$ 0.12
Contractual life			10 years
Ordinary shares, authorized		4,180,898
Grant total	10
Vest over period	3 years
Description of fair value assumptions								The fair value of all granted options was estimated by using the Black Scholes model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others: (i)The expected volatility is 50%; (ii)The dividend rate 0%; and (iii)Expected term – three years.
Share-based payment expenses to employees, directors and subcontractors (in Dollars) | $								$ 6,630
Board of Directors [Member]
Share Based Compensation (Details) [Line Items]
Options equity percentage		25.00%
Grant total	2,658,188
Ordinary shares [member]
Share Based Compensation (Details) [Line Items]
Vest over period	3 years